Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Fair Value of Assets and Liabilities
The following table presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition:

				Balance at
	Level 1	Level 2	Level 3	Fair Value
December 31, 2021	RMB	RMB	RMB	RMB
Assets
Available-for-sale investments	—	609,058	—	609,058

Total Assets	—	609,058	—	609,058

				Balance at
	Level 1	Level 2	Level 3	Fair Value
December 31, 2022	RMB	RMB	RMB	RMB
Assets
Available-for-sale investments	—	1,006,783	—	1,006,783

Total Assets	—	1,006,783	—	1,006,783

Summary of Fair value of Liabilities
The following table presents a rollforward of the fair value of the level 3 liabilities recorded at fair value as of
December 31, 2021.

The liabilities represent the repurchase right held by the Group (see Note 2(r)). The repurchase right was terminated upon the initial public offering, and was reclassified from liability to equity.

Share-based
compensation
liabilities
Balance as of December 31, 2020	58,213
Changes in estimated fair value	74,178
Addition in share-based compensation liabilities	4,762
Foreign currency translation adjustment	(1,081)
Reclassification of share-based compensation liabilities to equity	(136,072)

Balance as of December 31, 2021	—